Expense Example - 1290 DoubleLine Dynamic Allocation Fund	Mar. 01, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 666
Expense Example, with Redemption, 3 Years	1,002
Expense Example, with Redemption, 5 Years	1,362
Expense Example, with Redemption, 10 Years	2,371
Class T
Expense Example:
Expense Example, with Redemption, 1 Year	369
Expense Example, with Redemption, 3 Years	717
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,129
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	401
Expense Example, with Redemption, 5 Years	727
Expense Example, with Redemption, 10 Years	1,651
Class R
Expense Example:
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	555
Expense Example, with Redemption, 5 Years	989
Expense Example, with Redemption, 10 Years	$ 2,195